Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Life
Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Schedule of Finite Life Intangible Assets
Category	Method	Estimated useful life
Software	Straight line	3 years
Software licenses	Straight line	0.5 - 4 years

Category	Method	Estimated useful life
Software	Straight line	3 years
Software licenses	Straight line	0.5 - 4 years